TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Income tax expense (benefit) [Table Text Block]
	Year ended December 31,
	2024	2023	2022

Current taxes	$28	$182	$688
Deferred taxes, net	(150)	394	(1,810)
Taxes on income from previous years	(901)	195	(16)

	$(1,023)	$771	$(1,138)

Disclosure of detailed information about reconciliation of tax expense and accounting profit [Table text Block]
	Year ended December 31,
	2024	2023	2022

Loss before income tax	$(12,794)	$(9,457)	$(26,060)

Statutory tax rate in Canada 26.5%	(3,390)	(2,506)	(6,906)

Increase (decrease) in income tax due to:
Non-deductible expenses (non-taxable income), net for tax purposes	(223)	(122)	1,764
Effect of different tax rates of subsidiaries	232	169	599
Adjustments in respect of current income tax of previous years	(708)	195	(16)
Recognition of tax benefits in respect of losses incurred in previous years	1,078	1,565	-
Unrecognized tax benefit in respect of losses incurred for the year	1,059	1,432	4,037
Other adjustments	929	38	(616)

Income tax expense (benefit)	$(1,023)	$771	$(1,138)